Collateralized transactions - Assets Subject to Lien (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 1,925,779	¥ 1,668,730
Loans and receivables [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	337	141
Trading assets [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,591,116	1,293,036
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	5,397	5,236
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	328,929	370,239
Other [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount		¥ 78